SHARE-BASED PAYMENTS - Narrative (Details)	12 Months Ended
	Mar. 31, 2026 category $ / shares shares	Mar. 31, 2025 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of categories | category	2
Weighted average market share price for stock options (in dollars per share)	$ 39.58	$ 30.57
Number of trading days (in days)	20 days
Cash-settled award vesting period (in years)	3 years
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of stock options (in dollars per share)	$ 13.71	$ 9.58
Equity-settled RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled award vesting period (in years)	3 years
Equity-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled award vesting period (in years)	3 years
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer matching contribution, matching, percentage	50.00%
Employer matching contribution, percent of employees' gross pay (in percent)	3.00%
Cash-settled DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of days prior to date of incentive becoming payable (in days)	5 days
DSU plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares vested and outstanding, granted under previous plans (in shares) | shares	417,745	742,157
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable options (in years)	4 years
Bottom of range | Equity-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment arrangement factor percentage (in percent)	0.00%
Bottom of range | PSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled share-based payment arrangement factor percentage (in percent)	0.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable options (in years)	7 years
Top of range | Equity-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment arrangement factor percentage (in percent)	200.00%
Top of range | PSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled share-based payment arrangement factor percentage (in percent)	200.00%